                             ING PARTNERS, INC.

            ING MFS CAPITAL OPPORTUNITIES PORTFOLIO ("PORTFOLIO")

                      Supplement dated January 17, 2006
              to the Adviser Class and Service Class Prospectus
                      and the Initial Class Prospectus
                          each dated April 29, 2005


      Effective immediately, the sixth full paragraph on page 53 of the Initial Class Prospectus and page 56 of the Adviser Class and Service Class Prospectus is hereby deleted in its entirety and replaced with the following:

      Jeffrey C. Constantino and Gregory W. Locraft, Jr. serve as the management team for ING MFS Capital Opportunities Portfolio. Mr. Constantino and Mr. Locraft have managed the Portfolio since December 2005. Mr. Constantino is Vice President of MFS and has been employed in the investment management area of MFS since 2000. Mr. Locraft is Vice President of MFS and has been employed in the investment management area of MFS since 1998.

                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                             ING PARTNERS, INC.

            ING MFS CAPITAL OPPORTUNITIES PORTFOLIO ("PORTFOLIO")

                      Supplement dated January 17, 2006
            to the Initial Class, Adviser Class and Service Class
                 Statement of Additional Information ("SAI")
                            dated April 29, 2005

       Effective immediately, the sub-sections entitled "Other Managed Accounts" and "Portfolio Manager Ownership of Securities" under the section entitled "ING MFS Capital Opportunities Portfolio" on pages 101 and 103, respectively, of the SAI are hereby deleted in their entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 6, 2005:

                    Registered Investment        Other Pooled
                    Companies                    Investment Vehicles        Other Accounts
Portfolio Manager   -------------------------    -------------------     -------------------
                                                 Number                  Number
                    Number of                    of          Total       of          Total
                    Accounts*    Total Assets    Accounts    Assets      Accounts    Assets
-----------------   ---------    ------------    --------    ------      --------    ------
Jeffrey C.
Constantino         5          $2,300,000,000    0           N/A           0           N/A
Gregory W.
Locraft, Jr.        5          $2,300,000,000    0           N/A           0           N/A

  *Includes the Portfolio

Advisory fees are not based upon performance of any of the accounts identified in the table above.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers as of December 16, 2005, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

PORTFOLIO MANAGER                        DOLLAR RANGE OF PORTFOLIO SHARES OWNED
-----------------                        --------------------------------------
Jeffrey C. Constantino                                   None
Gregory W. Locraft, Jr.                                  None



             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE